Cover	Jun. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 07, 2022
Entity File Number	001-40293
Entity Registrant Name	Diversey Holdings, Ltd.
Entity Central Index Key	0001831617
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1300 Altura Road, Suite 125
Entity Address, City or Town	Fort Mill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29708
City Area Code	803
Local Phone Number	746-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, $0.0001 par value
Trading Symbol	DSEY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false